Loans and Borrowings - Schedule of Long-Term and Short-Term Loans and Borrowings (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Schedule of Long-Term and Short-Term Loans and Borrowings [Abstract]
Total loans and borrowings	$ 363,293	$ 470,137	$ 576,751
Less: loans and borrowings – current	175,235	226,771	217,680
Loans and borrowings – non-current	$ 188,058	$ 243,366	$ 359,071